Fair Value of Financial Instruments - Summary of Changes in Level 3 Instruments Carried at Fair Value (Detail) - Level 3 [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	$ 878
Gains/(losses) recorded in income	34
Gains/(losses) recorded in OCI	7
Purchases/ Issuances	281
Sales/ Settlements	(279)
Transfers into/out of Level 3	(5)
Fair value, ending balance	916	$ 878
Change in unrealized gains/(losses)recorded in income for instruments still held	32
Derivative financial instruments [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(60)
Gains/(losses) recorded in income	14
Purchases/ Issuances	(21)
Sales/ Settlements	32
Transfers into/out of Level 3	23
Fair value, ending balance	(12)	(60)
Change in unrealized gains/(losses)recorded in income for instruments still held	14
Precious metals [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		16
Gains/(losses) recorded in income	1
Purchases/ Issuances	23	25
Sales/ Settlements	(24)	(41)
Trading assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	18	18
Gains/(losses) recorded in income	6	2
Purchases/ Issuances	22	2
Sales/ Settlements	(28)	(8)
Transfers into/out of Level 3		4
Fair value, ending balance	18	18
Change in unrealized gains/(losses)recorded in income for instruments still held	5
Trading assets [member] | Corporate debt and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	17
Gains/(losses) recorded in income	5
Sales/ Settlements	(4)
Fair value, ending balance	18	17
Change in unrealized gains/(losses)recorded in income for instruments still held	5
Trading assets [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	1
Sales/ Settlements	(1)
Fair value, ending balance		1
Trading assets [member] | Loans [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Gains/(losses) recorded in income	1
Purchases/ Issuances	22
Sales/ Settlements	(23)
Investment securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	920	770
Gains/(losses) recorded in income	13	43
Gains/(losses) recorded in OCI	7	38
Purchases/ Issuances	257	277
Sales/ Settlements	(259)	(174)
Transfers into/out of Level 3	(28)	(34)
Fair value, ending balance	910	920
Change in unrealized gains/(losses)recorded in income for instruments still held	13
Investment securities [member] | Other foreign governments debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	30
Gains/(losses) recorded in OCI	(2)
Sales/ Settlements	(5)
Fair value, ending balance	23	30
Investment securities [member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	21
Gains/(losses) recorded in OCI	(2)
Purchases/ Issuances	4
Fair value, ending balance	23	21
Investment securities [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	869
Gains/(losses) recorded in income	13
Gains/(losses) recorded in OCI	11
Purchases/ Issuances	253
Sales/ Settlements	(254)
Transfers into/out of Level 3	(28)
Fair value, ending balance	864	869
Change in unrealized gains/(losses)recorded in income for instruments still held	13
Derivative Financial Assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(60)	41
Gains/(losses) recorded in income		(61)
Purchases/ Issuances		(35)
Sales/ Settlements		(1)
Transfers into/out of Level 3		(4)
Fair value, ending balance		(60)
Derivative Financial Assets [member] | Interest rate contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	15
Gains/(losses) recorded in income	(1)
Purchases/ Issuances	14
Sales/ Settlements	(1)
Transfers into/out of Level 3	(23)
Fair value, ending balance	4	15
Change in unrealized gains/(losses)recorded in income for instruments still held	(1)
Derivative Financial Assets [member] | Equity contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	2
Gains/(losses) recorded in income	2
Purchases/ Issuances	1
Transfers into/out of Level 3	(2)
Fair value, ending balance	3	2
Change in unrealized gains/(losses)recorded in income for instruments still held	2
Interest rate contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(71)
Gains/(losses) recorded in income	8
Purchases/ Issuances	(30)
Sales/ Settlements	31
Transfers into/out of Level 3	45
Fair value, ending balance	(17)	(71)
Change in unrealized gains/(losses)recorded in income for instruments still held	8
Equity contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(6)
Gains/(losses) recorded in income	5
Purchases/ Issuances	(6)
Sales/ Settlements	2
Transfers into/out of Level 3	3
Fair value, ending balance	(2)	$ (6)
Change in unrealized gains/(losses)recorded in income for instruments still held	$ 5